General and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of General and Administrative Expense [Line Items]
General and administrative expenses	€ 24,675	€ 32,075	€ 24,218
Personnel expenses
Disclosure of General and Administrative Expense [Line Items]
General and administrative expenses	13,055	15,249	10,713
Legal, consulting and audit expenses
Disclosure of General and Administrative Expense [Line Items]
General and administrative expenses	5,382	8,299	8,134
Insurance expenses
Disclosure of General and Administrative Expense [Line Items]
General and administrative expenses	2,800	3,493	2,613
Other expenses
Disclosure of General and Administrative Expense [Line Items]
General and administrative expenses	€ 3,438	€ 5,034	€ 2,758